RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	BASIC MATERIALS — 2.2%
8,000	DuPont de Nemours, Inc.	$427,840
	COMMUNICATIONS — 18.1%
23,000	AT&T, Inc.	680,340
14,000	Cisco Systems, Inc.	659,400
10,700	Comcast Corp. - Class A	457,960
19,600	Corning, Inc.	607,600
9,300	Omnicom Group, Inc.	499,689
10,700	Verizon Communications, Inc.	615,036
		3,520,025
	CONSUMER, CYCLICAL — 7.1%
6,300	Genuine Parts Co.	567,945
1,550	Home Depot, Inc.	411,510
2,090	McDonald's Corp.	406,045
		1,385,500
	CONSUMER, NON-CYCLICAL — 28.7%
8,230	AbbVie, Inc.	781,109
14,300	Altria Group, Inc.	588,445
2,200	Amgen, Inc.	538,274
12,200	Bristol-Myers Squibb Co.	715,652
10,600	CVS Health Corp.	667,164
6,100	General Mills, Inc.	385,947
5,000	Gilead Sciences, Inc.	347,650
3,300	Johnson & Johnson	481,008
6,800	Philip Morris International, Inc.	522,308
8,800	Tyson Foods, Inc. - Class A	540,760
		5,568,317
	ENERGY — 5.7%
7,300	Chevron Corp.	612,762
7,900	Phillips 66	489,958
		1,102,720
	FINANCIAL — 22.7%
23,000	Bank of America Corp.	572,240
1,275	BlackRock, Inc.	733,138
11,700	Citigroup, Inc.	585,117
7,800	JPMorgan Chase & Co.	753,792
15,100	Morgan Stanley	738,088
6,000	Travelers Cos., Inc.	686,520
9,300	Truist Financial Corp.	348,378
		4,417,273

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 8.0%
1,600	Lockheed Martin Corp.	$606,352
6,600	United Parcel Service, Inc. - Class B	942,216
		1,548,568
	TECHNOLOGY — 4.1%
2,525	Broadcom, Inc.	799,794
	UTILITIES — 2.4%
3,700	Sempra Energy	460,502
	Total Common Stocks
	(Cost $16,932,745)	19,230,539
	SHORT-TERM INVESTMENTS — 0.7%
129,904	Fidelity Investments Money Market Treasury Portfolio - Institutional, 0.057%[1]	129,904
	Total Short-Term Investments
	(Cost $129,904)	129,904
	TOTAL INVESTMENTS — 99.7%
	(Cost $17,062,649)	19,360,443
	Other Assets in Excess of Liabilities — 0.3%	51,086
	TOTAL NET ASSETS — 100.0%	$19,411,529

[1]The rate is the annualized seven-day yield at period end.